Note 5 - Prepaid Services: Schedule of Expected Amortization Expense (Tables)	6 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Expected Amortization Expense
June 30,
2014	$959,667
2015	959,666
2016	536,995
$2,456,328